Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Indefinite-Lived Intangible Assets [Line Items]
Acquisition charges				$ 0	$ 308,690
Finite lived intangible assets			$ 309,754	364,417	559,800
Amortization of intangible assets			54,663	72,883	18,221
Intangible assets			309,754	364,417	382,638
Operating lease right-of-use asset			683,307	797,311	29,157
Rights consisting cash			3,565,488	11,754,558	$ 4,262,168
Stock Issued During Period, Shares, New Issues					1,146,000
Number of common stock issued				28,318,314	$ 489,000
Intellectual property			375,000	375,000
Clinical research agreement			1,500,000
Approximate amount for clinical research agreement			3,000,000
Clinical research agreement, cost			$ 1,287,500
Terminated License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets				300,000
Intellectual Property [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)				375,000
Two Licensing Agreement [Member]
Indefinite-Lived Intangible Assets [Line Items]
Operating lease right-of-use asset				675,000
Rights consisting cash				$ 150,000
Stock Issued During Period, Shares, New Issues				525,000
Number of common stock issued				$ 525,000
Non Compete [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite lived intangible assets			2 years	2 years
Customer Base [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite lived intangible assets				15 years
Magical Beasts [Member]
Indefinite-Lived Intangible Assets [Line Items]
Acquisition charges					308,690
Addtional charges					731,628
Finite lived intangible assets					$ 122,501
Adjustment for amortization	$ 96,654	$ 25,847